Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005473 | Corning
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005473 | Western Digital
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005473 | MKS Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005473 | Select Medical Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005473 | News
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005473 | Stanley Black & Decker
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005473 | Fifth Third Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005473 | TE Connectivity
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005473 | FirstEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005473 | Saia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005473 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005473 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000005473 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005473 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005473 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005473 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005473 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005473 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005473 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005474 | Corning
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005474 | Western Digital
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005474 | MKS Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005474 | Select Medical Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005474 | News
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005474 | Stanley Black & Decker
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005474 | Fifth Third Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005474 | TE Connectivity
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005474 | FirstEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005474 | Saia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005474 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005474 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000005474 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005474 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005474 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005474 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005474 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005474 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005474 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005475 | Corning
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005475 | Western Digital
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005475 | MKS Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005475 | Select Medical Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005475 | News
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005475 | Stanley Black & Decker
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005475 | Fifth Third Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005475 | TE Connectivity
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005475 | FirstEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005475 | Saia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005475 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005475 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000005475 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005475 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005475 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005475 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005475 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005475 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005475 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159685 | Corning
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159685 | Western Digital
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159685 | MKS Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159685 | Select Medical Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159685 | News
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159685 | Stanley Black & Decker
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159685 | Fifth Third Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159685 | TE Connectivity
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159685 | FirstEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159685 | Saia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159685 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000159685 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000159685 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000159685 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000159685 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000159685 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000159685 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000159685 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159685 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219316 | Corning
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219316 | Western Digital
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219316 | MKS Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219316 | Select Medical Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219316 | News
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219316 | Stanley Black & Decker
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219316 | Fifth Third Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219316 | TE Connectivity
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219316 | FirstEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219316 | Saia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219316 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000219316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000219316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000219316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000219316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000219316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000219316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000219316 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219316 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%